Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 18. Subsequent Events

We have evaluated events and transactions that occurred subsequent to December 31, 2011 through the date the financial statements were issued, for potential recognition or disclosure in the accompanying consolidated financial statements.

Except as disclosed in Note 14, we did not identify any events or transactions that should be recognized or disclosed in the accompanying consolidated financial statements.